Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	As of December 31,
(in thousands)	2025	2024
Leasehold improvements	€4,151	€4,121
Capitalized software and software development costs	34,799	31,366
Computer equipment	16,233	15,478
Furniture and fixtures	3,088	3,042
Subtotal	58,271	54,007
Less: accumulated depreciation	49,461	45,797
Property and equipment, net	€8,810	€8,210